EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Net income/(loss)	$ 59,969	$ (21,534)
Weighted average number of ordinary shares (in shares)	53,487,062	54,110,584
Share options (in shares)	156,000	0
Weighted average number of ordinary shares (in shares)	53,643,062	54,110,584
Net income/(loss) per share:
Basic (in USD per share)	$ 1.12	$ (0.40)
Diluted (in USD per share)	$ 1.12	$ (0.40)